T. ROWE PRICE Value Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.2%
COMMUNICATION SERVICES  2.1%
Media  1.0%
Comcast, Class A  7,637,512 319,019
319,019
Wireless Telecommunication Services  1.1%
T-Mobile U.S.  1,664,708 343,529
343,529
Total Communication Services 662,548
CONSUMER DISCRETIONARY  5.6%
Hotels, Restaurants & Leisure  2.7%
Booking Holdings  58,180 245,061
Hilton Worldwide Holdings  389,084 89,684
McDonald's  1,267,188 385,872
Starbucks  1,115,100 108,711
829,328
Specialty Retail  2.3%
AutoZone (1) 92,341 290,878
Home Depot  839,414 340,130
Tractor Supply  273,117 79,458
710,466
Textiles, Apparel & Luxury Goods  0.6%
Cie Financiere Richemont, Class A (CHF)  1,258,229 199,812
199,812
Total Consumer Discretionary 1,739,606
CONSUMER STAPLES  10.7%
Beverages  2.5%
Coca-Cola  7,099,909 510,199
Keurig Dr Pepper  7,243,377 271,482
781,681
Consumer Staples Distribution & Retail  2.1%
Dollar Tree (1) 2,027,565 142,579
Walmart  6,181,205 499,132
641,711
Food Products  0.7%
Mondelez International, Class A  2,967,489 218,615
218,615

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Household Products  2.5%
Colgate-Palmolive  3,565,514 370,136
Procter & Gamble  2,435,686 421,861
791,997
Personal Care Products  2.9%
Kenvue  39,167,593 905,946
905,946
Total Consumer Staples 3,339,950
ENERGY  8.7%
Energy Equipment & Services  1.1%
Halliburton  244,060 7,090
Schlumberger  8,317,504 348,919
356,009
Oil, Gas & Consumable Fuels  7.6%
Chesapeake Energy  1,069,100 87,933
Chevron  2,349,265 345,976
ConocoPhillips  4,161,959 438,171
Diamondback Energy  953,136 164,321
EQT  8,461,563 310,032
Exxon Mobil  4,336,765 508,356
Range Resources  10,541,117 324,245
Viper Energy  932,066 42,045
Williams  3,342,953 152,606
2,373,685
Total Energy 2,729,694
FINANCIALS  21.2%
Banks  6.4%
Bank of America  15,552,882 617,138
Citigroup  2,367,358 148,197
East West Bancorp  823,852 68,165
Huntington Bancshares  5,405,675 79,463
JPMorgan Chase  4,464,866 941,462
KeyCorp  9,180,938 153,781
2,008,206
Capital Markets  3.0%
Charles Schwab  8,848,161 573,449
CME Group  884,074 195,071
Goldman Sachs Group  305,860 151,435
919,955

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Consumer Finance  1.3%
American Express  1,550,473 420,488
420,488
Financial Services  7.1%
Berkshire Hathaway, Class B (1) 2,478,988 1,140,979
Corebridge Financial  3,916,844 114,215
Corpay (1) 535,613 167,518
Fiserv (1) 3,114,202 559,467
Visa, Class A  839,415 230,797
2,212,976
Insurance  3.1%
Allstate  1,360,638 258,045
Chubb  547,166 157,797
MetLife  1,242,765 102,504
Progressive  714,829 181,395
Travelers  1,103,644 258,385
958,126
Mortgage Real Estate Investment Trusts  0.3%
Annaly Capital Management, REIT  5,326,200 106,897
106,897
Total Financials 6,626,648
HEALTH CARE  17.1%
Health Care Equipment & Supplies  1.2%
Becton Dickinson & Company  1,037,363 250,108
GE HealthCare Technologies  1,260,183 118,268
368,376
Health Care Providers & Services  7.7%
Cencora  1,934,309 435,374
Cigna Group  765,706 265,271
Elevance Health  1,137,273 591,382
HCA Healthcare  214,555 87,202
Tenet Healthcare (1) 1,953,755 324,714
UnitedHealth Group  1,203,002 703,371
2,407,314
Life Sciences Tools & Services  3.0%
Danaher  932,037 259,125
Revvity  2,384,564 304,628
Thermo Fisher Scientific  606,016 374,863
938,616

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Pharmaceuticals  5.2%
AstraZeneca, ADR  6,578,983 512,569
Bristol-Myers Squibb  3,365,288 174,120
Johnson & Johnson  4,582,083 742,572
Merck  1,650,856 187,471
1,616,732
Total Health Care 5,331,038
INDUSTRIALS & BUSINESS SERVICES  15.0%
Aerospace & Defense  3.1%
Boeing (1) 246,730 37,513
General Dynamics  756,672 228,666
General Electric  1,774,376 334,612
L3Harris Technologies  1,104,549 262,739
Northrop Grumman  173,076 91,396
954,926
Air Freight & Logistics  0.6%
FedEx  659,385 180,461
180,461
Building Products  0.2%
Owens Corning  376,979 66,544
66,544
Commercial Services & Supplies  0.7%
Republic Services  1,037,464 208,364
208,364
Electrical Equipment  2.4%
AMETEK  2,481,692 426,131
Rockwell Automation  1,150,137 308,766
734,897
Ground Transportation  3.7%
CSX  7,995,989 276,102
Norfolk Southern  1,272,620 316,246
Old Dominion Freight Line  1,240,087 246,331
Union Pacific  1,340,471 330,399
1,169,078
Machinery  3.7%
Cummins  706,819 228,861
Deere  715,880 298,758
Dover  169,868 32,571
Parker-Hannifin  234,500 148,162

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Westinghouse Air Brake Technologies  2,506,003 455,516
1,163,868
Trading Companies & Distributors  0.6%
Ferguson Enterprises  902,063 179,123
179,123
Total Industrials & Business Services 4,657,261
INFORMATION TECHNOLOGY  7.2%
Electronic Equipment, Instruments & Components  3.0%
Amphenol, Class A  2,362,243 153,924
Keysight Technologies (1) 2,966,442 471,457
TE Connectivity  1,953,192 294,912
920,293
Semiconductors & Semiconductor Equipment  3.7%
Advanced Micro Devices (1) 1,808,411 296,724
Analog Devices  896,560 206,361
Lam Research  107,594 87,806
QUALCOMM  533,755 90,765
Texas Instruments  2,236,026 461,896
1,143,552
Software  0.5%
Microsoft  344,114 148,072
148,072
Total Information Technology 2,211,917
MATERIALS  5.2%
Chemicals  2.4%
Linde  613,814 292,703
Mosaic  4,888,126 130,904
Sherwin-Williams  835,991 319,073
742,680
Construction Materials  0.5%
Martin Marietta Materials  291,786 157,054
157,054
Containers & Packaging  1.0%
International Paper  6,702,384 327,411
327,411
Metals & Mining  1.3%
Franco-Nevada (2) 1,470,960 182,767
Freeport-McMoRan  313,339 15,642
Southern Copper  748,814 86,615

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Wheaton Precious Metals (2) 2,099,488 128,237
413,261
Total Materials 1,640,406
REAL ESTATE  1.8%
Residential Real Estate Investment Trusts  0.3%
Equity LifeStyle Properties, REIT  1,274,846 90,948
90,948
Specialized Real Estate Investment Trusts  1.5%
Equinix, REIT  141,900 125,955
Public Storage, REIT  960,902 349,643
475,598
Total Real Estate 566,546
UTILITIES  4.6%
Electric Utilities  2.8%
Exelon  7,050,200 285,886
NextEra Energy  1,890,444 159,799
Xcel Energy  6,731,835 439,589
885,274
Gas Utilities  0.7%
Atmos Energy  1,482,715 205,667
205,667
Multi-Utilities  1.1%
Ameren  3,762,545 329,072
329,072
Total Utilities 1,420,013
Total Common Stocks (Cost $24,966,987) 30,925,627
SHORT-TERM INVESTMENTS  0.9%
Money Market Funds  0.9%
T. Rowe Price Government Reserve Fund, 4.97% (3)(4) 278,617,270 278,617
Total Short-Term Investments (Cost $278,617) 278,617

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.97% (3)(4) 10,873,286 10,873
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 10,873
Total Securities Lending Collateral (Cost $10,873) 10,873
Total Investments in Securities  100.1%
(Cost $25,256,477) $ 31,215,117
Other Assets Less Liabilities (0.1)% (38,740)
Net Assets 100.0% $ 31,176,377
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2024.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CHF Swiss Franc
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.97% $ — $ — $ 4,372++
Totals $ —# $ — $ 4,372+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government
Reserve Fund, 4.97% $ 563,465  ¤  ¤ $ 289,490
Total $ 289,490^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $4,372 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $289,490.

T. ROWE PRICE Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Value Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Value Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Value Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Value Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
September 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F107-054Q3 09/24
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 30,725,815 $ 199,812 $ — $ 30,925,627
Short-Term Investments 278,617 — — 278,617
Securities Lending Collateral 10,873 — — 10,873
Total $ 31,015,305 $ 199,812 $ — $ 31,215,117